Supplemental Oil and Gas Reserve Information	12 Months Ended
Dec. 31, 2013
Oil and Gas Properties and Supplemental Oil and Gas Reserve Information [Abstract]
Supplemental Oil and Gas Reserve Information
15.	Supplemental Oil and Gas Reserve Information (Unaudited)

The estimates of proved oil and gas reserves utilized in the preparation of the consolidated financial statements were prepared by independent petroleum engineers.  Such estimates are in accordance with guidelines established by the SEC and the FASB.  All of our reserves are located in the United States.  For information about our results of operations from oil and gas activities, see the accompanying consolidated statements of operations.

We emphasize that reserve estimates are inherently imprecise.  Accordingly, the estimates are expected to change as more current information becomes available.  In addition, a portion of our proved reserves are classified as proved developed nonproducing and proved undeveloped, which increases the imprecision inherent in estimating reserves which may ultimately be produced.

During the year ended December 31, 2013, properties totaling $4,774,306 were transferred to us from Petroleum, a company under common control and that transfer had a significant impact on our proved reserves. Accordingly, we have included supplemental oil and gas reserve information to give effect to the additional proved reserves on properties owned by Petroleum in prior periods and transferred to the Company.

At December 31, 2011, we had no significant proved reserves and accordingly, our reserve information is as of December 31, 2012 and for the year then ended. Properties assigned to us and subsequently sold were treated as unproved properties. We had capital costs of $63,398 relating to exploratory wells pending the determination of proved reserves as of December 31, 2011, respectively. All capital costs related to exploratory wells at December 31, 2011 were transferred to proved properties in 2012.  There were no exploratory wells after 2011.

The following table sets forth estimated proved reserves together with the changes therein (Oil and NGL in Bbls, gas in Mcf, gas converted to BOE by dividing Mcf by six) for the years ended December 31, 2012 and 2013, giving effect to reserves associated with properties owned by Petroleum during the period and transferred to us in 2013:

	Oil	Gas	BOE

Balance at December 31, 2010	-	-	-

Purchase and assignment of minerals in place	13,720	-	13,720

Balance at December 31, 2011	13,720	-	13,720

Purchase and discoveries of minerals in place	153,280	378,511	216,365
Production	(679)	(1,338)	(902)

Balance at December 31, 2012	166,321	377,173	229,183
Revisions	171,385	310,181	223,082
Purchase and discoveries of minerals in place	1,216,611	2,521,015	1,636,780
Production	(13,915)	(11,048)	(15,756)

Balance at December 31, 2013	1,540,402	3,197,321	2,073,289

The standardized measure of discounted future net cash flows relating to estimated proved reserves as of December 31, 2013, 2012 and 2011, as recast, giving effect to reserves associated with properties owned by Petroleum during the period and transferred to us in 2013, was as follows (In thousands):

	2013	2012	2011

Future cash inflows	$152,038	$17,034	$1,146
Future costs:
Production	(31,849)	(4,326)	(466)
Development	(31,885)	(5,761)	(225)

Future net cash inflows	88,304	6,947	455
10% discount factor	(55,512)	(4,239)	(361)

Standardized measure of discounted net cash flows	$32,792	$2,708	$94

Changes in the standardized measure of discounted future net cash flows relating to estimated proved reserves for the year ended December 31, 2013, giving effect to reserves associated with properties owned by Petroleum during the period and transferred to us in 2013, was as follows (In thousands):

	2013	2012	2011

Standardized measure at beginning of period	$2,708	$94	$-

Sales, net of production costs	(1,206)	(50)	-
Revisions	7,372	-	-
Purchases and discoveries of minerals in place	23,918	2,664	94

Standardized measure at end of period	$32,792	$2,708	$94

The estimated present value of future cash flows relating to estimated proved reserves is extremely sensitive to prices used at any measurement period.  The average prices used for each commodity for the year ended December 31, 2013 and 2012 was as follows:

	Average Price
	Oil	Gas

December 31, 2012	$89.14	$7.23
December 31, 2013	$91.24	6.06

Average prices for December 31, 2013 and 2012 were based on the 12-month un-weighted arithmetic average of the first-day-of-the-month price for the period from January through December during each respective calendar year.

Analysis of Reserves

The following table presents Arabella’s estimated net proved oil and natural gas reserves and the present value of Arabella’s reserves as of December 31, 2013 and December 31, 2012, based on the reserve report prepared by WPC, and such reserve reports have been prepared in accordance with the rules and regulations of the SEC. All Arabella’s proved reserves included in the reserve reports are located in North America.

	December 31, 2013 (1) (2)	December 31, 2012 (1) (2)	December 31, 2011 (1) (2)

Estimated proved developed reserves:
Oil (MBbls)	118.5	7.7	-
Natural gas (MMcf)	211.4	6.4	-
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	153.7	8.8	-
Estimated proved undeveloped reserves:
Oil (MBbls)	1,421.9	158.6	13.7
Natural gas (MMcf)	2,985.9	370.8	-
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	1,919.6	222.1	13.7

Estimated Net Proved Reserves:
Oil (MBbls)	1,540.4	166.3	13.7
Natural gas (MMcf)	3,197.3	377.2	-
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	2,073.3	229.2	13.7
Percent proved developed	7.4%	3.8%	-%

Probable reserves
Oil (MBbls)	2,961.5	1,414.8	-
Natural gas (MMCF)	6,219.1	1980.7	-
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	3,998.0	1744.9	-

Possible reserves
Oil (MBls)	4,092.8	297.9	149.8
Natural gas (MMCF)	8,594.9	417.1	208.5
Natural gas liquids (MBbls)	-	-	-
Total (MBOE)	5,525.3	367.4	183.6

(1) Estimates of reserves as of December 31, 2013, 2012 and 2011, were prepared using an average price equal to the unweighted arithmetic average of hydrocarbon prices received on a field-by-field basis on the first day of each month within the 12-month periods ended December 31, 2013, 2012 and 2011, respectively, in accordance with revised SEC guidelines applicable to reserves estimates as of the end of such periods. Reserve estimates do not include any value for probable or possible reserves that may exist, nor do they include any value for undeveloped acreage. The reserve estimates represent Arabella’s net revenue interest in Arabella’s properties. Although Arabella believes these estimates are reasonable, actual future production, cash flows, taxes, development expenditures, operating expenses and quantities of recoverable oil and natural gas reserves may vary substantially from these estimates.

(2) The reserves at December 31, 2012 and 2011 include reserves associated with properties owned by Petroleum during the period and transferred to us in 2012 and 2013.

The foregoing reserves are all located within the continental United States. Reserve engineering is a subjective process of estimating volumes of economically recoverable oil and natural gas that cannot be measured in an exact manner. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation. As a result, the estimates of different engineers often vary. In addition, the results of drilling, testing and production may justify revisions of such estimates. Accordingly, reserve estimates often differ from the quantities of oil and natural gas that are ultimately recovered. Estimates of economically recoverable oil and natural gas and of future net revenues are based on a number of variables and assumptions, all of which may vary from actual results, including geologic interpretation, prices and future production rates and costs. Arabella has not filed any estimates of total, proved net oil or natural gas reserves with any federal authority or agency other than the SEC.